Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating Loss Carryforwards [Line Items]
State income tax net of Federal benefits – U.S.	$ (63,401)	$ (35,154)
Non-deductible expenses – U.S.	165,611	54,953
Temporary differences	0	(762,687)
Total provision for income tax – U.S. and foreign	0	0
US Treasury and Government [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign	(720,896)	(169,906)
Change in valuation allowance – foreign	377,280	912,794
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss - foreign	(2,438)	(249,864)
Change in valuation allowance – foreign	$ 243,844	$ 249,864